WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
WARRANTS
Schedule of Warrants outstanding
	September30,	December 31,
Description	2023	2022
a) Price of the Issuer’s Security	$ 0.75-$1.25	$ 1.00 - $7.00
b) Exercise (strike) price of Security	$1.00	$ 0.75 - $1.50
c) Time to Maturity in years	5 years	3 to 5 years
d) Annual Risk-Free Rate	5-year T-Bill	2-year T-Bill
e) Annualized Volatility (Beta)	90% - 100%	59% - 100%

Schedule of Calculated Values of Option or Warrant
Talent Warrants (see Note 1)	450,000
Talent Designee Warrants (see Note 1)	50,000
Compensation Warrants	500,000
Representatives’ Warrants (see Note 1)	338,100
838,100

Description	Input Range December 31, 2021
a) Price of the Issuer’s Security	$1.00 - $2.00
b) Exercise (strike) price of Security	$0.75 - $1.50
c) Time to Maturity in years	3 to 5 years
d) Annual Risk-Free Rate	2-year T-Bill
e) Annualized Volatility (Beta)	59% - 493%